EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.9%
	AUSTRALIA — 2.5%
200,000	Sonic Healthcare Ltd.	$3,624,562
	BRAZIL — 2.2%
750,656	Ambev S.A. - ADR	1,546,351
689,700	Banco Bradesco S.A. - ADR	1,531,134
		3,077,485
	CANADA — 23.8%
100,000	Agnico Eagle Mines Ltd.	7,717,000
85,000	Bank of Nova Scotia	3,968,965
335,000	Barrick Gold Corp.	6,200,850
30,000	Franco-Nevada Corp.	3,868,800
1,000,000	IAMGOLD Corp. *	4,120,000
509,900	Kinross Gold Corp.	4,619,694
30,000	Nutrien Ltd.	1,536,000
84,694	Pan American Silver Corp.	1,946,268
		33,977,577
	CHINA — 3.2%
100,000	Tencent Holdings Ltd.	4,614,616
	DENMARK — 5.1%
20,000	Novo Nordisk A/S - ADR	2,652,600
30,000	Novonesis (Novozymes) B	1,909,718
35,000	Royal Unibrew A/S *	2,747,964
		7,310,282
	FRANCE — 3.6%
25,000	Pluxee N.V. *	585,904
35,000	Societe BIC S.A.	2,195,958
25,000	Sodexo S.A.	2,367,687
		5,149,549
	GERMANY — 5.3%
10,000	adidas A.G.	2,505,976
20,000	BASF S.E.	931,145
56,000	Bayer A.G.	1,666,043
35,000	Carl Zeiss Meditec A.G.	2,394,511
		7,497,675
	JAPAN — 9.6%
85,000	BayCurrent Consulting, Inc.	2,616,692
50,000	Chugai Pharmaceutical Co., Ltd.	2,182,126
200,000	MonotaRO Co., Ltd.	2,827,260

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
100,000	Ono Pharmaceutical Co., Ltd.	$1,475,233
150,000	Shoei Co., Ltd.	1,988,026
130,000	Yakult Honsha Co., Ltd.	2,665,706
		13,755,043
	NETHERLANDS — 3.2%
22,000	Aalberts N.V.	841,228
100,000	Shell PLC	3,656,418
		4,497,646
	NORWAY — 1.9%
105,000	Equinor A.S.A.	2,780,420
	SINGAPORE — 2.2%
165,000	Singapore Exchange Ltd.	1,216,534
842,700	Singapore Telecommunications Ltd.	1,945,958
		3,162,492
	SPAIN — 1.2%
382,689	Telefonica S.A.	1,733,283
	SWITZERLAND — 6.8%
1,500	Barry Callebaut A.G.	2,417,977
20,000	Novartis A.G. - ADR	2,229,600
10,000	Roche Holding A.G.	3,237,412
6,000	Sonova Holding A.G.	1,839,111
		9,724,100
	UNITED KINGDOM — 13.9%
85,000	BP PLC - ADR	3,008,150
200,000	British American Tobacco PLC - ADR	7,128,000
125,000	Burberry Group PLC	1,250,948
55,760	GSK PLC	2,161,815
40,000	Reckitt Benckiser Group PLC	2,151,685
45,000	Unilever PLC - ADR	2,763,000
1,423,470	Vodafone Group PLC	1,331,976
		19,795,574
	UNITED STATES — 8.4%
85,000	Newmont Corp.	4,170,950
73,200	Newmont Corp. - CDI	3,533,413

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
36,645	Philip Morris International, Inc.	$4,220,038
		11,924,401
	TOTAL COMMON STOCKS
	(Cost $116,531,917)	132,624,705
	SHORT-TERM INVESTMENTS — 6.6%
9,430,175	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.106% [1]	9,430,175
	Total Short-Term Investments
	(Cost $9,430,175)	9,430,175
	TOTAL INVESTMENTS — 99.5%
	(Cost $125,962,092)	142,054,880
	Other Assets in Excess of Liabilities — 0.5%	694,497
	TOTAL NET ASSETS — 100.0%	$142,749,377

ADR – American Depository Receipt
CDI – CHESS Depositary Interest
PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.